Cross Shore Discovery Fund
Schedule of Investments
June 30, 2022
(Unaudited)
							Next
					Initial		Available
	% of				Acquisition	Redemption	Redemption
Portfolio Funds*	Net Assets		Cost(1)	Fair Value	Date	Frequency(2)	Date

Long/Short Generalist:
Atika Offshore Fund, Ltd., Class A, Series 1	10.1%		$ 1,440,187	$ 3,881,678	1/2/2015	Quarterly	9/30/2022

EVR Offshore Partners Fund, Ltd., Class B, Series 1121	4.8%		1,750,000	1,838,111	11/1/2021	Quarterly	9/30/2022	(3)(4)

Hawk Ridge Partners Offshore, Ltd., Class A, Initial Series	6.3%		1,600,000	2,445,561	2/1/2018	Quarterly	9/30/2022

Hill City Capital Offshore Fund Ltd., Class A, Series 14	5.0%		1,750,000	1,925,963	11/1/2021	Quarterly	9/30/2022	(4)(7)

Rip Road Offshore Fund Ltd., Class E-1A, Series I00015782	1.1%		750,000	411,913	8/1/2020	Quarterly	9/30/2022	(4)

Rivulet Capital Offshore Fund, Ltd., Class A, Series 1	1.3%		366,993	518,338	6/1/2015	Quarterly	9/30/2022	(4)

Stony Point Capital Partners Offshore Ltd., Founders Class, Series 2020-08	0.8%		500,000	301,012	8/1/2020	Quarterly	9/30/2022	(4)

TCIM Offshore Fund Ltd., Class A-33, Series 2019-12	6.0%		1,756,890	2,317,513	12/1/2019	Monthly	7/31/2022

Thames Absolute Return Offshore Fund, Ltd., Class B-2, Series 1	5.5%		1,550,000	2,130,652	11/1/2017	Quarterly	9/30/2022

Wolf Hill Offshore Fund, Ltd., Class A-OS, Series 2021-07	3.3%		1,300,000	1,256,102	7/1/2021	Quarterly	9/30/2022

Total Long/Short Generalist	44.2%		12,764,070	17,026,843

Long/Short Sector:
Energy
Encompass Capital Fund Offshore Ltd., Class A, Series 1	8.3%		1,900,000	3,201,300	1/1/2020	Quarterly	9/30/2022

Financial Services
BHZ Consolidation Cayman Fund, LP, Class C	5.9%		1,950,000	2,266,282	5/1/2018	Quarterly	9/30/2022

Healthcare, Biotechnology
Avoro Life Sciences Offshore Fund Ltd., Class A-1	9.3%		1,200,000	3,589,916	5/1/2017	Quarterly	9/30/2022
Biomedical Offshore Value Fund, Ltd., Class I, Series 200199-1	7.1%		2,100,000	2,726,905	1/1/2019	Quarterly	9/30/2022

Total Healthcare, Biotechnology	16.4%		3,300,000	6,316,821

Healthcare, Consumer
Armistice Capital Offshore Fund Ltd., Class A, Series 2019-04B	0.0%	(5)	17,040	4,579	4/1/2019	N/A	(6)
Armistice Capital Offshore Fund Ltd., Class A, Series 2015-09B	0.0%	(5)	4,503	2,148	9/1/2015	N/A	(6)
Armistice Capital Offshore Fund Ltd., Class A, Series 2013-08B	0.0%	(5)	3,108	1,627	1/2/2015	N/A	(6)
Total Armistice Capital Offshore Fund, Ltd.	0.0%	(5)	24,651	8,354

Technology, Media and Telecommunications
Atreides Foundation Fund, Ltd., Founders Class, Series F-2	5.5%		1,585,524	2,131,451	5/15/2019	Quarterly	9/30/2022	(4)
Center Lake Capital, Ltd., Class A, Initial Series	4.3%		1,850,000	1,648,422	5/1/2019	Semi-Annual	12/31/2022
Total Technology, Media and Telecommunications	9.8%		3,435,524	3,779,873

Total Long/Short Sector	40.4%		10,610,175	15,572,630

Total Investments In Portfolio Funds	84.6%		$ 23,374,245	$ 32,599,473

	% of
Money Market Funds	Net Assets		Cost	Fair Value	Shares

Federated Hermes Institutional Prime Obligations Fund,
Institutional Class, 1.44%(8)	9.1%		$ 3,505,718	$ 3,504,199	3,505,250

Total Investments	93.7%		$ 26,879,963	$ 36,103,672

Other Assets in Excess of Liabilities	6.3%			$ 2,438,044

Net Assets	100.0%			$ 38,541,716

* Non-income producing security.
(1) There were no unfunded capital commitments as of June 30, 2022.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 120 days.
(3) Subject to hard lock through March 31, 2023.
(4) Subject to 25% investor level quarterly gate.
(5) Amount is less than 0.05%.
(6) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(7) Subject to hard lock through December 31, 2022.
(8) Rate disclosed is the seven day effective yield as of June 30, 2022.